STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 026 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS [Abstract]
Sensient Technologies Corporation contributions	$ 1,628,413
Net investment income from Sensient Technologies Corporation Master Trust	11,812,449
Total additions	13,440,862
Withdrawals and distributions	(5,589,948)
Net increase	7,850,914
Net assets available for benefits:
Beginning of year	37,948,750
End of year	$ 45,799,664